S000031369 [Member] Expense Example, No Redemption - S000031369 [Member]	Jul. 31, 2025 USD ($)
C000253701 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 51
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	696
C000097542 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	374
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	730
Expense Example, No Redemption, 10 Years	1,266
C000097544 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	487
Expense Example, No Redemption, 5 Years	844
Expense Example, No Redemption, 10 Years	1,649
C000097545 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	173
Expense Example, No Redemption, 5 Years	307
Expense Example, No Redemption, 10 Years	696
C000136872 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	49
Expense Example, No Redemption, 3 Years	169
Expense Example, No Redemption, 5 Years	300
Expense Example, No Redemption, 10 Years	683
C000175787 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	45
Expense Example, No Redemption, 3 Years	156
Expense Example, No Redemption, 5 Years	278
Expense Example, No Redemption, 10 Years	$ 634